SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Share-based payments [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The following table sets forth the total share-based payment expense for the years ended December 31, in relation to all directors and employees of the Company. Refer to Note 24—Related parties of these consolidated financial statements for specific disclosures on key management personnel remuneration:

	2025	2024	2023

Equity-settled share-based payment expense	26	18	18
Cash-settled share-based payment expense	5	18	3
Total share-based compensation expense	31	36	21
The following table sets forth the total share-based payment liability in relation to all directors and employees of the Company.

	2025	2024

Current liability	7	6
Non-current liability	5	9
Total liability for share-based payments	12	15
Management Incentive Plans
VEON operates several share-based incentive plans for directors, senior management and employees, designed to support retention, reward performance and align management incentives with shareholder value creation. These arrangements include equity settled and cash settled awards under long-term and short-term incentive plans, as well as discretionary share awards.
In May 2025, the Remuneration Committee approved the VEON Ltd. Umbrella Incentive Plan (“UIP”). The UIP will act as a replacement of the 2021 Long term Incentive plan (“LTIP”) and 2021 Deferred Share Award plan (“DSP”). The grants previously awarded under the LTIP or DSP will continue to vest in accordance with their original terms and only awards granted after the adoption date are issued under the UIP.
Long-Term Incentive Plan (“LTIP”)
The LTIP was designed to align the long-term interests of senior management with those of the shareholders. Awards under the LTIP are equity settled and cash settled share based payments with a three-year vesting period from the grant date.
The vesting of shares granted under the LTIP is subject to either:
Market performance conditions: These are typically based on TSR measured against a defined peer group, return on equity (taking into account dividends paid), the Company's share price performance relative to a specified peer group, or an absolute share price performance condition with tiered vesting levels based on different share price hurdles. Grants subject to market vesting conditions are awarded at the maximum achievement level.
Non-market performance conditions: These are typically linked to key performance indicators ("KPIs") based partially or fully on the financial and operational results of the Company or the affiliated entity employing the participant, such as total revenue, net profit, and equity free cash flow. Grants subject to non-market vesting conditions are awarded at target level, with achievement assessed and approved by VEON's Remuneration Committee
The following is the movement of shares granted during the year ended December 31, 2025 and 2024:

	2025		2024
Market performance conditions	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	32,156,279	$0.80	28,967,451	$0.65
Granted	—	—	18,485,474	0.80
Forfeited	(4,300,965)	0.78	(15,296,646)	0.51
Vested and settled **	—	—	—	—
As of December 31,	27,855,314	$0.81	32,156,279	$0.80
Of which:
Vested, transfer in progress ***	(18,108,066)	$0.64	—	$—
Unvested, as of December 31,	9,747,248	$1.10	—	$—

	2025		2024
Non-market performance conditions	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	16,856,239	$0.77	13,940,700	$0.65
Granted	1,085,773	0.71	14,089,211	0.80
Forfeited	(3,148,142)	0.76	(1,964,551)	0.61
Vested and settled **	(5,269,492)	0.58	(9,209,121)	0.66
As of December 31,	9,524,378	$0.88	16,856,239	$0.77
Of which:
Vested, transfer in progress ***	(6,123,957)	$0.63	(7,221,457)	$0.55
Unvested, as of December 31,	3,400,421	$1.33	9,634,782	$0.94
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
** Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods.
*** Vested, transfer in progress include all awards which are fully vested as at December 31, 2025 but in process of transfer to the award holders, whether granted and vested in current or previous periods.
The fair value of the awards with market performance conditions was determined using the Monte Carlo simulation to determine the likelihood of the performance condition being satisfied.
The fair value of the awards with non-market performance conditions are valued using the market price of the underlying common share at the measurement date.
An expense of US$12 was incurred as of December 31, 2025 (2024: US$9, 2023: US$8) related to equity settled awards under this plan. An expense of US$2 was incurred as of December 31, 2025 (2024: US$10, 2023: US$3) for cash-settled awards under this plan. In 2025, the Remuneration Committee assessed the awards with market performance conditions having vesting date of December 31, 2025 and determined that the performance target has been satisfied with the maximum payout. As a result a total number of 15,053,300 equity-settled and 3,054,766 cash-settled awards were vested. Similarly, awards with non-market performance conditions (5,973,050 awards initially granted) were vested at different vesting levels (0% - 152%), as a result a total number of 4,171,992 awards vested.
Since there are no grants awarded under the LTIP in 2025, the following table only sets forth the range of principal assumptions applied by VEON in determining the fair value of equity settled share based payment instruments with market performance conditions granted in 2024 and for liability settled awards with market performance conditions granted in previous years remeasured during the year ended December 31, 2025 and 2024:

Assumptions used in fair value models for equity-settled awards granted in 2024 and for the remeasurement of liability-classified market condition awards as of December 31, 2025 and 2024	2025 Range	2024 Range
Annual risk-free rates of return and discount rates (%)	3.36%	2.42%— 4.33%
Long-term dividend yield (%)	—%	—%
Volatility of share price (%)	55.18%	31.35%—82.75%
Share price (p)*	$2.10	$0.93— $1.60
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
Short-Term Incentive Plan (“STI”)
In 2022, VEON amended its short-term incentive plan (“STI”) for senior management employees to provide that 50% of STI awards are settled in cash and 50% are settled in equity-based instruments of the Company subject to the achievement of predetermined Key Performance Indicators (KPIs) over a one-year performance period.
The KPIs are established at the beginning of each calendar year and are assessed in the first quarter of the following year. Performance against the KPIs may be partially or fully achieved based on the financial and operational results (such as total revenue, Net profit and equity free cash flow) of the Company or the affiliated entity employing the employee and may be partially or fully achieved based on individual targets that are agreed upon with the participant at the start of the performance period based on their specific role and activities.
The cash payout of the STI award is scheduled in March of the year following the assessment year and is subject to continued active employment during the year of assessment (except in limited “good leaver” circumstances, in which case there is a pro-rata reduction) and is also subject to a pro-rata reduction if the participant commenced employment after the start of the year of assessment. The share awards are also scheduled to be granted in March of the year following the assessment year and subject to the same active employment condition as the cash payout. Shares granted under the STI plan are subject to a two year trading restriction from the grant date. Both the cash payout of the STI award as well as any share awards granted are dependent upon the final approval of the Remuneration Committee.
In March 2024, the Company introduced a revised STI structure for HQ employees other than senior management employees, to receive their STI award in a split allocation of 75% in cash and 25% in share-based awards. Under this plan, eligible participant employees may receive
75% of their STI payout in cash and 25% in the form of an equity grant ("Main Equity Award"), which vests immediately upon grant. Both the cash payout of the STI award and the grant of Main Equity Award are scheduled for disbursement in March of the year following the applicable assessment year. The cash payout and the Main Equity Award are subject to the same continued active employment, pro-ration and “good leaver” provisions as apply to senior management under the STI plan. Shares delivered under this structure, including the Main Equity Award, are subject to a two-year trading restriction from the grant date. In addition, eligible employees may receive a matching equity award equal in value to the Main Equity Award, which vests after two years subject to continued active employment.
The cash payout is accounted for in accordance with IAS 19, Employee Benefits, while the share award portion is accounted for in accordance with IFRS 2, Share based payments. The cash bonuses and shared based compensation expenses are disclosed in Note 24—Related parties of these consolidated financial statements for the Key Management Personnel, while further information for the share based portion of the STI compensation expense is disclosed below.

	2025		2024
	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	5,771,196	$0.82	5,486,625	$0.72
Granted	1,134,075	1.82	5,465,163	0.94
Forfeited	(45,394)	1.29	—	—
Vested and settled **	(4,243,998)	0.83	(5,180,592)	0.84
As of December 31,	2,615,879	$1.23	5,771,196	$0.82
Of which:
Vested, transfer in progress ***	(1,632,725)	$1.26	(1,059,550)	$0.95
Unvested, as of December 31,	983,154	$1.18	4,711,646	$0.79
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods.
*** Vested, transfer in progress include all awards which are fully vested as at December 31, 2025 but in process of transfer to the award holders, whether granted and vested in current or previous periods..
These awards carry no further performance condition and may be subject to service conditions only. The fair value of the awards is determined using the underlying common share price on the measurement date. An expense of US$5 was incurred as of December 31, 2025 (2024: US$2, 2023: US$5) related to equity settled awards under this plan. No expense was incurred as of December 31, 2025 (2024:US$4, 2023: Nil) for liability settled awards under this plan.
Deferred Share Plan (“DSP”)
The 2021 Deferred Share Award plan (“DSP”) is a share-based payment arrangement established in 2021 and may be settled either in equity or in cash. This plan allows the company to grant share awards to employees, senior management and board members on a discretionary basis at no cost to the participants. The awards granted under the DSP may vest immediately upon grant or may be subject to a service condition requiring continued employment over a specified vesting period, which typically ranges from one to three years.

	2025		2024
	Awards*	Weighted Average Fair Value	Awards*	Weighted Average Fair Value

As of January 1,	19,864,641	$1.02	8,649,036	$0.78
Granted	250,000	1.76	21,921,969	1.00
Forfeited	(224,087)	0.95	—	—
Vested and settled **	(3,890,572)	0.95	(10,706,364)	0.79
As of December 31,	15,999,982	$1.05	19,864,641	$1.02
Of which:
Vested, transfer in progress ***	—	$—	(3,890,572)	$0.95
Unvested, as of December 31,	15,999,982	$1.05	15,974,069	$1.04
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods.
*** Vested, transfer in progress include all awards which are fully vested as at December 31, 2025 but in process of transfer to the award holders, whether granted and vested in current or previous periods.
The fair value of the awards is determined by reference to the price of the underlying common share on the measurement date. An expense of US$5 was incurred as of December 31, 2025 (2024: US$7, 2023: US$5) related to equity settled awards under this plan and an expense of US$3 was incurred as of December 31, 2025 (2024:US$4, 2023: Nil) related to liability settled awards under this plan.
Umbrella Incentive Plan (“UIP”)
In May 2025, the Remuneration Committee approved the VEON Ltd. Umbrella Incentive Plan (“UIP”). Following the Company’s HQ redesignation from the Netherlands to the United Arab Emirates, the UIP establishes a flexible, market aligned framework that consolidates the LTIP and Deferred Share Award plan (“DSP”) into a single plan. The UIP is designed to support employee retention, reward performance and further align participant incentives with shareholder interests. The UIP will act as a replacement of LTIP and DSP. The grants previously awarded under the LTIP or DSP will continue to vest in accordance with their original terms and only awards granted after the adoption date are issued under the UIP.
The awards under the UIP may be equity settled or cash settled and may vest subject to one or more of the following conditions: market performance conditions, non market performance conditions or service conditions.
The market performance conditions applicable to awards granted in 2025 are based on an absolute share price performance condition, under which different share price hurdles result in different vesting levels.
Non-market performance conditions are typically linked to key performance indicators ("KPIs") based partially or fully on the financial and operational results of the Company or the affiliated entity employing the participant, such as total revenue, net profit, and equity free cash flow. Grants subject to non-market vesting conditions are awarded at target level, with achievement assessed and approved by VEON's Remuneration Committee.
The awards subject to no performance conditions vest either immediately upon grant or over a defined service period, generally ranging from one to three years, subject to the participant’s continued employment.
The following is the movement of shares granted during the year ended December 31, 2025:

	2025
Market performance conditions	Awards*	Weighted Average Fair Value at grant date

As of January 1,	—	$—
Granted	14,329,275	$0.74
Forfeited	—	$—
Vested and settled **	—	$—
As of December 31,	14,329,275	$0.74

	2025
Non-market performance conditions	Awards*	Weighted Average Fair Value at grant date

As of January 1,	—	$—
Granted	1,176,400	$2.16
Forfeited	—	$—
Vested and settled **	—	$—
As of December 31,	1,176,400	$2.16

	2025
Service conditions	Awards*	Weighted Average Fair Value at grant date

As of January 1,	—	$—
Granted	685,000	$1.60
Forfeited	—	$—
Vested and settled **	—	$—
As of December 31,	685,000	$1.60
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods
The fair value of the awards with market performance conditions was determined using the Monte Carlo simulation to determine the likelihood of the performance condition being satisfied.
For awards subject to non market performance conditions or service conditions only, the fair value is measured based on the market price of the underlying VEON common shares at the measurement date.
For liability settled awards with market performance conditions, non-market performance conditions or service conditions fair value is remeasured at each reporting date until settlement.
An expense of US$4 was incurred as of December 31, 2025 (2024 and 2023: Nil) related to equity settled awards under this plan. An expense of US$0.2 was incurred as of December 31, 2025 (2024 and 2023: Nil) for liability settled awards under this plan.
The following table sets forth the range of principal assumptions applied by VEON in determining the fair value of equity settled share based payment instruments with market performance conditions and for liability-settled awards with market performance conditions remeasured during the year ended December 31, 2025:

Assumptions affecting inputs to fair value models for equity-settled awards granted in 2025 and for liability-settled awards for remeasurement as of December 31, 2025 of market condition awards	2025 Range
Annual risk-free rates of return and discount rates (%)	3.54%—4.05%
Long-term dividend yield (%)	—%
Volatility of share price (%)	43.09%—50.24%
Share price (p)*	$1.96—$2.32
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
Share-based payments to non-employees
Refer to Note 24—Related parties of these consolidated financial statements for specific disclosures related to the Impact Investments agreement.
ACCOUNTING POLICIES
Equity-settled share-based payments are measured at the grant date fair value, which includes the impact of any market performance conditions. The grant date fair value is expensed over the vesting period, taking into account expected forfeitures and non-market performance conditions, if any, with a corresponding increase in equity. This is based upon the Company’s estimate of the shares that will eventually vest which takes account all service and non-market performance conditions, if applicable, with adjustments being made where new information indicates the number of shares expected to vest differs from previous estimates.
Cash-settled share-based payments are measured at the grant date fair value and recorded as a liability. The Company remeasures the fair value of the liability at the end of each reporting period until the date of settlement, with any changes in fair value recognized as selling, general and administrative expenses within the income statement. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transaction.
Other short-term benefits not related to share-based payments are expensed in the period when services are received.